EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2010
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 13: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2008	2009	2010
	(EUR in thousands)
Equity method investments	56,988	25,327	50,094
Revenue	696,986	258,841	127,630
Gross profit	19,186	(19,054)	40,056
Net earnings	(75,033)	(128,247)	12,510
Group’s equity in net earnings	(20,664)	(18,550)	9,245
Dividends received by the Group	1,889	389	1,541
Balance Sheet data as at December 31
Current assets	383,812	177,876	79,766
Non-current assets	1,710,251	696,071	486,486
Current liabilities	357,550	235,615	28,696
Non-current liabilities	1,648,352	642,407	461,376
Net assets	88,161	(4,075)	76,180
Group’s equity in net assets	24,800	23,136	47,695

The increase in equity method investments during 2010 mainly relates to investments made by our private equity funds

On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. The total consideration agreed, amounted to EUR 18.9 million, EUR 2.6 million of which has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. The loss realized upon disposal amounted to EUR 10.0 million.

On July 10, 2009 the Bank disposed of half of its participation in Social Securities Funds Management S.A. reducing its participation from 40% to 20%. The consideration agreed, amounted to EUR 1.3 million. The gain realized upon disposal of 20% amounted to EUR 0.6 million.

On July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million. On December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration agreed, amounted to EUR 3.5 million.

The loss realized upon disposal of the above equity investments in 2008 amounted to EUR 3.1 million.